BALANCE SHEETS (Unaudited) (Parenthetical) - CAD / shares	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015
Common Stock, Par Value	CAD 0.001	CAD 0.001	CAD 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares Issued	57,697,841	32,866,261	32,866,261
Common Stock, Shares Outstanding	57,697,841	32,866,261	32,866,261